INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

18. INCOME TAXES

Income tax expenses

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Income before income taxes
Canada	(30,524)	10,570	(61,880)
United States	(33,205)	61,377	8,319
PRC including Hong Kong and Taiwan	173,266	178,050	204,632
Japan	28,164	27,555	29,335
Other	6,233	26,848	28,215
	143,934	304,400	208,621
Current tax
Canada	346	(1,846)	(3,420)
United States	(54,482)	(14,786)	(4,803)
PRC including Hong Kong and Taiwan	(7,383)	27,285	44,622
Japan	31,266	5,325	13,229
Other	(8,008)	2,397	7,057
	(38,261)	18,375	56,685
Deferred tax
Canada	(6,464)	12,117	(6,558)
United States	67,426	32,696	(2,412)
PRC including Hong Kong and Taiwan	23,452	2,653	(5,333)
Japan	(4,499)	(3,381)	(2,953)
Other	(703)	(491)	2,637
	79,212	43,594	(14,619)
Total income tax expense
Canada	(6,118)	10,271	(9,978)
United States	12,944	17,910	(7,215)
PRC including Hong Kong and Taiwan	16,069	29,938	39,289
Japan	26,767	1,944	10,276
Other	(8,711)	1,906	9,694
	40,951	61,969	42,066

The Company mainly operates in Canada, PRC, Japan, Germany, the United States, Hong Kong, Thailand and Vietnam.

Canada

The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% for the years ended December 31, 2017, 2018 and 2019.

18. INCOME TAXES (Continued)

Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 25% for all years ended December 31, 2017, 2018 and 2019.

United States

Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to federal and state corporate income taxes at a rate of 38.61%, 24.82% and 22.89% for the years ended December 31, 2017, 2018 and 2019, respectively.

Recurrent Energy Group Inc. was incorporated in Delaware, USA and is subject to federal and state corporate income taxes at a rate of 38.32%, 25.32% and 27.89% for the years ended December 31, 2017, 2018 and 2019, respectively.

Japan

Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 32.02%, 32.02% and 31.78% for the years ended December 31, 2017, 2018 and 2019, respectively.

Germany

Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2017, 2018 and 2019, respectively.

Vietnam

Canadian Solar Manufacturing Vietnam Co., Ltd was incorporated in Vietnam on June 25, 2015 and is subject to Vietnamese corporate income taxes at a normal statutory rate of 10%. The Company enjoyed full tax exemption from 2016 to 2019 and will use a reduced statutory rate of 5% from 2020 to 2028.

Thailand

Canadian Solar Manufacturing (Thailand) Co.,Ltd. was incorporated in Thailand in November 20, 2015 and is subject to Thailand corporate income taxes at a normal statutory rate of 20%. The Company currently has two Board of Investment certificates for full tax exemption which have different effective years. The licenses both started from year 2017, one of which will expire in year 2022 and the other in year 2025.

Hong Kong

Canadian Solar International Ltd. was incorporated in Hong Kong, China, and is subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2017, 2018 and 2019, respectively.

18. INCOME TAXES (Continued)

PRC

The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power Group Co., Ltd. (formerly “CSI Solar Power (China) Inc.”) and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law (“EIT Law”).

CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power Group Co., Ltd. (formerly “CSI Solar Power (China) Inc.”) are all subject to the enterprise income tax rate of 25% for the years ended December 31, 2017, 2018 and 2019.

Certain of the Company's PRC subsidiaries, such as CSI New Energy Holding and CSI Luoyang Manufacturing, were once HNTEs and enjoyed preferential enterprise income tax rates. These benefits have, however, expired. In 2019, Suzhou Sanysolar, CSI Cells, CSI Changshu Manufacturing, Changshu Tegu, Suzhou Gaochuangte New Energy Development, Canadian Solar Sunenergy (Suzhou) and Changshu Tlian enjoyed preferential enterprise income tax rates.

Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2017	2018	2019
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(18)%	(11)%	(1)%
Effect of different tax rate on earnings in other jurisdictions	(7)%	—%	3%
Effect of tax holiday	(2)%	(1)%	(4)%
Unrecognized tax provision	—%	4%	(3)%
Change in valuation allowance	(6)%	7%	(3)%
Effect of change in tax rate	39%	(3)%	(1)%
Others	(5)%	(3)%	2%
	28%	20%	20%

The aggregate amount and per share effect of tax holiday are as follows:

	Years Ended December 31,
	2017	2018	2019
	(In Thousands of
	U.S. Dollars, except
	per share data)
The aggregate amount	2,850	3,089	7,956
Per share — basic	0.05	0.05	0.13
Per share — diluted	0.05	0.05	0.13

18. INCOME TAXES (Continued)

Deferred tax assets and liabilities

The components of the deferred tax assets and liabilities are presented as follows:

	At December 31,	At December 31,
	2018	2019
	$	$
Deferred tax assets:
Accrued warranty costs	9,424	8,326
Bad debt allowance	7,019	10,324
Inventory write-down	1,723	1,128
Future deductible expenses	26,973	20,731
Depreciation and impairment difference of property, plant and equipment and solar power systems	19,647	23,380
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	9,341	496
Deferred tax assets relating to sales of solar power systems	481	8,927
Net operating losses carry-forward	90,536	112,710
Unrealized foreign exchange loss and capital loss	9,471	7,064
Interest limitation	13,520	2,767
Others	13,947	26,415
Total deferred tax assets, gross	202,082	222,268
Valuation allowance	(76,522)	(70,627)
Total deferred tax assets, net of valuation allowance	125,560	151,641

Deferred tax liabilities:
Derivative assets	2,697	217
Depreciation difference of property, plant and equipment	1,212	18,789
Deferred profit of projects	4,108	—
Insurance recoverable	14,838	15,771
Unrealized foreign exchange gain	4,803	10,984
Others	12,513	8,380
Total deferred tax liabilities	40,171	54,141
Net deferred tax assets	85,389	97,500
Analysis as:
Deferred tax assets	121,087	153,963
Deferred tax liabilities	(35,698)	(56,463)
Net deferred tax assets	85,389	97,500

18. INCOME TAXES (Continued)

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises in PRC earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2019, all of the undistributed earnings of approximately $625.9 million attributable to the Company’s PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $31.3 million to $62.6 million, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

Valuation allowance

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning balance	71,469	65,399	76,522
Additions (Reversals)	(5,361)	11,051	(6,156)
Foreign exchange effect	(709)	72	261
Ending balance	65,399	76,522	70,627

As of December 31, 2019, the Company has accumulated net operating losses of $670,541 of which $186,360 will expire between 2020 and 2039, and the remaining can be carried forward and back.

The Company considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

●	Tax planning strategies;
●	Future reversals of existing taxable temporary differences;
●	Further taxable income exclusive of reversing temporary differences and carry-forwards;

18. INCOME TAXES (Continued)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $76,522 and $70,627 as at December 31, 2018 and 2019, respectively.

Uncertain tax positions

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2018 and 2019 was $4,398 and $4,795, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

The following table illustrates the movement and balance of the Company’s liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2017, 2018 and 2019, respectively.

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning balance	5,684	6,181	15,730
Addition for tax positions related to the current year	1,376	9,806	11
Reductions for tax positions from prior years/Statute of limitations expirations	(1,094)	—	(5,720)
Foreign exchange effect	215	(257)	536
Ending balance	6,181	15,730	10,557

The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada, China and the United States. Generally, the Company’s taxation years from 2014 to 2019 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company's income tax returns for 2015 through 2019 remain open to examination by the U.S. tax authorities.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company’s Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2014 retrospectively, and on transfer pricing matters for taxation years up to 2009 retrospectively. There is no statute of limitations in case of tax evasion in China.